Leases - Future Payments of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 15.0
2021	13.3
2022	10.9
2023	8.8
2024	6.6
Thereafter	8.3
Total future lease payments	62.9
Less: interest	(9.1)
Total lease liability balance	53.8
Finance Leases
2020	1.0
2021	0.6
2022	0.1
2023	0.0
2024	0.0
Thereafter	0.0
Total future lease payments	1.7
Less: Present values	(0.1)
Total lease liability balance	$ 1.6